Other Current Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Other Current Assets [Abstract]
VAT receivable	$ 8.0		$ 8.0		$ 16.5
Client rechargeables	5.2		5.2		5.3
Other tax receivables	5.6		5.6		4.7
Investment in marketable securities	1.8		1.8		0.0
Right of use lease asset	0.5		0.5		0.5
Deferred financing fee	0.5		0.5		0.5
Other receivables	3.2		3.2		4.5
Total	24.8		24.8		$ 32.0
Unrealized gain on marketable securities	$ 0.3	$ 0.0	$ 0.3	$ 0.0